Loss per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	320,901	3,116,895
Convertible Redeemable Preference Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	2,927,121
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,000	0
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	21,635	32,452
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	58,596	54,841
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	137,630	67,588
Options To Swap the Shares In GHL Subsidiaries for GHL Class A Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	77,040	34,893